Annual Total Returns- JPMorgan SmartRetirement 2060 Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - JPMorgan SmartRetirement 2060 Fund - Class R2	2017	2018	2019	2020
Total	21.22%	(10.21%)	24.14%	14.58%